Basic and Diluted Loss per Share per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Basic and Diluted Loss per Share per Share	Basic and Diluted Loss per Share per Share

	December 31,
	2023	2022	2021
	£	£	£
Basic and Diluted loss for the year (£)	(145,963,000)	(118,728,000)	(49,231,000)
Basic and Diluted weighted average number of shares	124,197,000	122,119,635	49,876,081
Basic and Diluted loss per share (£)	(1.18)	(0.97)	(0.99)

Basic loss per share is calculated in accordance with IAS 33 (“Earnings per Share”) based on earnings attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period.
Concurrent with the Company’s IPO on October 05, 2021 all of the ordinary and preference shareholders of Exscientia plc exchanged each of the existing shares held by them for 300 newly issued Ordinary shares of £0.0005 each in the Company. The ordinary shares outstanding used for computation of loss per share in all periods reflect this share split, consistent with the principles in IAS 33 paragraph 64.
The Company issues performance share options, share options, restricted share units (“RSUs”) and performance share units (“PSUs”) to employees, upon the exercise of which ordinary shares are issued. Inclusion of these awards would have an anti-dilutive effect on the loss per share due to the loss incurred during the period, therefore basic and diluted loss per share are the same.